NON-CONTROLLING INTERESTS (Details) - ZAR (R) R in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Non-controlling interests	R 24,724.4	R 23,998.2	R 16,469.1	R 14,984.8
Non-controlling interests member
Disclosure of subsidiaries [line items]
Non-controlling interests	936.0	19.8	17.7	R 109.8
DRDGOLD Limited | Non-controlling interests member
Disclosure of subsidiaries [line items]
Non-controlling interests	913.2
Platinum Mile Subsidiary [Member] | Non-controlling interests member
Disclosure of subsidiaries [line items]
Non-controlling interests	18.4	15.7	14.3
GTSM | Non-controlling interests member
Disclosure of subsidiaries [line items]
Non-controlling interests	R 4.4	R 4.1	R 3.4